Note 21 - Commitments and Contingencies	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of commitments and contingent liabilities [text block]
21.	Commitments and contingencies:

Research and development contracts and contract research organizations agreements:

The Company utilizes contract manufacturing organizations related to the development of clinical material and clinical research organizations to perform services related to the Company’s clinical trials. Pursuant to these agreements with manufacturing and contract research organizations, the Company has the right to terminate the agreements either without penalties or under certain penalty conditions. For agreements which contain penalty conditions, the Company would be required to pay penalties of approximately
$172.

During the year, the Company entered into a lease agreement, for its research and development and quality control laboratory facility located in Sherbrooke, Québec, resulting in a total commitment of
$151
over the
two
-year lease term
. An amount of
$72
is committed in the next year, with a remaining committed amount of
$79
over the
second
year of the lease.

Contingencies:

A former CEO of the Corporation is claiming the payment of approximately
$8.5
million and the issuance of equity instruments from the Group. As the Corporation’s management believes that these claims are not
valid,
no
provision has been recognized. Neptune and its subsidiaries also filed an additional claim to recover certain amounts from the former officer. All outstanding share-based payments held by the former CEO have been cancelled during the year ended
February 28, 2015.

The Corporation is also involved in other matters arising in the ordinary course of its business. Since management believes that all related claims are not
valid and it is presently
not
possible to determine the outcome of these matters,
no
provisions have been made in the financial statements for their ultimate resolution beyond the amounts incurred and recorded for such matters. The resolution of such matters could have an effect on the Corporation’s financial statements in the year that a determination is made, however, in management’s opinion, the final resolution of all such matters is not
projected to have a material adverse effect on the Corporation’s financial position.